UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New York Tax- Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 29, 2012

Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
New York (100.1%)
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.150%	3/7/12 LOC	11,705	11,705
1 BlackRock MuniHoldings New York Quality
Fund, Inc. VRDP VRDO	0.360%	3/7/12 LOC	65,000	65,000
1 BlackRock MuniYield New York Quality Fund,
Inc. VRDP VRDO	0.280%	3/7/12 LOC	35,000	35,000
Brookhaven NY GO	2.000%	9/15/12	1,791	1,805
Brookhaven NY Industrial Development Agency
Civic Facility Revenue (Methodist Retirement
Community Development Corp.) VRDO	0.160%	3/7/12 LOC	3,750	3,750
Brookhaven NY TAN	2.000%	5/9/12	3,000	3,008
Chappaqua NY Central School District TAN	1.000%	6/29/12	8,000	8,016
Chemung County NY Industrial Development
Agency Civic Facility Revenue (Elmira College
Project) VRDO	0.130%	3/7/12 LOC	9,600	9,600
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.160%	3/7/12 LOC	5,200	5,200
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.160%	3/7/12 LOC	5,035	5,035
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.160%	3/7/12 LOC	4,680	4,680
Erie County NY Fiscal Stability Authority BAN	1.500%	7/31/12	21,305	21,407
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.170%	3/7/12 (4)	17,350	17,350
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.160%	3/7/12 LOC	20,000	20,000
Half Hollow Hills NY Central School District TAN	1.500%	6/28/12	42,000	42,171
Hauppauge NY Union Free School District TAN	1.500%	6/22/12	23,000	23,087
Hempstead NY GO	2.500%	8/1/12	2,720	2,746
Ithaca City NY School District BAN	1.500%	7/7/12	10,605	10,650
Jericho NY Union Free School District TAN	2.000%	6/15/12	12,000	12,060
Liberty New York Development Corp. Revenue
(Greenwich LLC) VRDO	0.140%	3/7/12 LOC	20,000	20,000
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.150%	3/7/12 LOC	30,395	30,395
Long Island NY Power Authority Electric System
Revenue VRDO	0.090%	3/1/12 LOC	10,800	10,800
Long Island NY Power Authority Electric System
Revenue VRDO	0.130%	3/7/12 LOC	7,500	7,500
Massapequa NY Union Free School District TAN	1.500%	6/21/12	7,000	7,024
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.160%	3/7/12 LOC	3,800	3,800

Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.160%	3/7/12 LOC	6,140	6,140
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.170%	3/7/12	19,100	19,100
New York City NY Cultural Resources Revenue
(Asia Society) VRDO	0.150%	3/7/12 LOC	8,235	8,235
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.110%	3/7/12 LOC	16,600	16,600
New York City NY Cultural Resources Revenue
(The Metropolitan Museum of Art) VRDO	0.130%	3/7/12	40,100	40,100
New York City NY Cultural Resources Revenue
(The Metropolitan Museum of Art) VRDO	0.130%	3/7/12	57,460	57,460
New York City NY GO	2.000%	8/1/12	5,000	5,037
New York City NY GO	2.000%	8/1/12	915	921
New York City NY GO	3.000%	8/1/12	19,305	19,530
New York City NY GO	5.500%	8/1/12	2,000	2,044
New York City NY GO	5.500%	8/1/12	2,500	2,555
New York City NY GO	5.625%	8/1/12 (Prere.)	1,250	1,279
New York City NY GO	5.750%	8/1/12	1,220	1,248
New York City NY GO	5.000%	10/1/12	1,400	1,438
1 New York City NY GO TOB VRDO	0.120%	3/1/12 LOC	2,075	2,075
New York City NY GO VRDO	0.090%	3/1/12	9,470	9,470
New York City NY GO VRDO	0.090%	3/1/12	8,530	8,530
New York City NY GO VRDO	0.090%	3/1/12	5,600	5,600
New York City NY GO VRDO	0.090%	3/1/12	7,665	7,665
New York City NY GO VRDO	0.090%	3/1/12	9,250	9,250
New York City NY GO VRDO	0.090%	3/1/12	3,700	3,700
New York City NY GO VRDO	0.090%	3/1/12 LOC	17,005	17,005
New York City NY GO VRDO	0.090%	3/1/12 LOC	24,790	24,790
New York City NY GO VRDO	0.100%	3/1/12 LOC	515	515
New York City NY GO VRDO	0.140%	3/7/12 LOC	6,000	6,000
New York City NY GO VRDO	0.150%	3/7/12 LOC	13,000	13,000
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.100%	3/7/12 LOC	5,000	5,000
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.110%	3/7/12 LOC	22,070	22,070
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.130%	3/7/12 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.300%	6/29/12	10,290	10,290
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.130%	3/1/12	1,900	1,900
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.180%	3/7/12	10,955	10,955
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.220%	3/7/12	5,365	5,365
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.260%	3/7/12	21,840	21,840
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.130%	3/7/12 LOC	45,800	45,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development) VRDO	0.130%	3/7/12 LOC	10,000	10,000

New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.130%	3/7/12 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (100
Jane Street) VRDO	0.130%	3/7/12 LOC	8,550	8,550
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.130%	3/7/12	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.130%	3/7/12 LOC	48,100	48,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	0.130%	3/7/12 LOC	15,000	15,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.120%	3/7/12 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.130%	3/7/12 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.100%	3/7/12 LOC	33,600	33,600
New York City NY Industrial Development
Agency Civic Facility Revenue (Lycee
Francais De New York Project) VRDO	0.130%	3/7/12 LOC	9,650	9,650
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.150%	3/7/12 LOC	11,930	11,930
New York City NY Industrial Development
Agency Civic Facility Revenue (MSMC Realty
Corp. Project) VRDO	0.130%	3/7/12 LOC	2,900	2,900
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.160%	3/7/12 LOC	9,685	9,685
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.120%	3/7/12 LOC	15,120	15,120
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal) VRDO	0.120%	3/7/12	17,800	17,800
New York City NY Industrial Development
Agency Special Facility Revenue (Korean Air
Lines) VRDO	0.140%	3/7/12 LOC	8,400	8,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.160%	3/1/12	15,000	15,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.130%	3/1/12	10,860	10,860
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.150%	3/7/12	12,300	12,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.160%	3/7/12	8,000	8,000

1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	3/7/12	4,900	4,900
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.220%	3/7/12	4,895	4,895
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.260%	3/7/12	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.260%	3/7/12	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.260%	3/7/12	15,000	15,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	3/1/12	4,200	4,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	3/1/12	34,750	34,750
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.100%	3/1/12	11,200	11,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	3/1/12	3,000	3,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	3/7/12	28,500	28,500
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.170%	3/7/12	19,610	19,610
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.170%	3/7/12	12,845	12,845
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.130%	3/7/12	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.150%	3/7/12 LOC	9,950	9,950
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.170%	3/7/12	6,500	6,500
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.170%	3/7/12	1,000	1,000
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/12	4,275	4,380
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/12	2,205	2,274
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/12	2,500	2,578
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/12	2,550	2,632
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.130%	3/1/12	12,450	12,450
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.160%	3/7/12	5,295	5,295
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.170%	3/7/12	6,085	6,085

1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.170%	3/7/12	2,800	2,800
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.170%	3/7/12	9,330	9,330
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.090%	3/1/12	11,550	11,550
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.110%	3/7/12	6,000	6,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.110%	3/7/12	3,455	3,455
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.110%	3/7/12	14,100	14,100
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.120%	3/7/12	44,860	44,860
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.)
VRDO	0.130%	3/7/12 LOC	7,080	7,080
New York GO	5.000%	9/1/12	10,000	10,237
1 New York GO TOB VRDO	0.170%	3/7/12	14,715	14,715
New York Liberty Development Corp. Revenue
PUT	0.270%	11/8/12	28,000	28,000
New York Liberty Development Corp. Revenue
PUT	0.280%	11/8/12	12,400	12,400
New York Liberty Development Corp. Revenue
PUT	0.300%	11/8/12	30,000	30,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.170%	3/7/12	7,510	7,510
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.100%	3/7/12 LOC	13,370	13,370
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.140%	3/7/12 LOC	3,000	3,000
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.170%	3/7/12	4,495	4,495
New York Metropolitan Transportation Authority
Revenue CP	0.100%	4/4/12 LOC	5,000	5,000
New York Metropolitan Transportation Authority
Revenue CP	0.140%	5/3/12 LOC	20,000	20,000
New York Metropolitan Transportation Authority
Revenue CP	0.110%	7/9/12 LOC	15,625	15,625
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.170%	3/7/12 (13)	2,000	2,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.130%	3/7/12 LOC	25,925	25,925
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.220%	3/7/12	6,680	6,680
New York State Dormitory Authority Lease
Revenue (Westchester County Court
Facilities) VRDO	5.000%	8/1/12	3,125	3,187
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.160%	3/7/12 LOC	10,000	10,000
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.160%	3/7/12 LOC	4,390	4,390
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.160%	3/7/12 LOC	6,905	6,905

New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.160%	3/7/12 LOC	15,000	15,000
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.160%	3/7/12 LOC	2,370	2,370
1 New York State Dormitory Authority Revenue
(City University System) TOB VRDO	0.140%	3/7/12	10,690	10,690
New York State Dormitory Authority Revenue
(Columbia University) CP	0.100%	3/1/12	1,095	1,095
New York State Dormitory Authority Revenue
(Columbia University) CP	0.100%	3/1/12	12,800	12,800
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.090%	3/7/12	40,150	40,150
New York State Dormitory Authority Revenue
(Cornell University) CP	0.120%	5/1/12	6,500	6,500
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.170%	3/7/12	12,500	12,500
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.150%	3/7/12	2,885	2,885
New York State Dormitory Authority Revenue
(LeMoyne College) VRDO	0.150%	3/7/12 LOC	4,565	4,565
New York State Dormitory Authority Revenue
(Long Island University) VRDO	0.150%	3/7/12 LOC	6,930	6,930
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.220%	3/7/12 LOC	15,785	15,785
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.140%	3/7/12 LOC	68,100	68,100
New York State Dormitory Authority Revenue
(Mount St. Mary College) VRDO	0.150%	3/7/12 LOC	4,700	4,700
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.120%	3/7/12 LOC	4,800	4,800
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.110%	3/7/12 LOC	9,120	9,120
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.110%	3/7/12 LOC	15,450	15,450
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/12	3,730	3,737
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/12	1,500	1,503
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/12	1,000	1,002
New York State Dormitory Authority Revenue
(Personal Income Tax)	3.000%	8/15/12	910	921
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.140%	3/7/12	17,445	17,445
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.160%	3/7/12	6,800	6,800
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.130%	3/7/12	21,215	21,215
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/12 (Prere.)	1,270	1,295
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12 (Prere.)	25,420	25,666

New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12 (Prere.)	8,495	8,576
1 New York State Dormitory Authority Revenue
(State University Educational Facilities) TOB
VRDO	0.150%	3/7/12 LOC	10,265	10,265
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.170%	3/7/12	4,590	4,590
1 New York State Environmental Facilities Corp.
Revenue (New York City Municipal Water
Finance Authority Project) TOB VRDO	0.160%	3/7/12	4,450	4,450
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.160%	3/7/12	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.160%	3/7/12	3,645	3,645
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.100%	3/7/12 LOC	9,820	9,820
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.110%	3/7/12 LOC	12,000	12,000
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.110%	3/7/12 LOC	6,570	6,570
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.110%	3/7/12 LOC	3,950	3,950
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.110%	3/7/12 LOC	3,900	3,900
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.140%	3/7/12 LOC	8,000	8,000
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.120%	3/7/12 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.130%	3/7/12 LOC	45,000	45,000
New York State Housing Finance Agency
Housing Revenue (West 37th Street) VRDO	0.160%	3/7/12 LOC	4,200	4,200
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.110%	3/7/12 LOC	15,000	15,000
New York State Housing Finance Agency
Revenue (Gotham West Housing) VRDO	0.110%	3/7/12 LOC	1,200	1,200
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.140%	3/7/12	15,000	15,000
1 New York State Housing Finance Agency
Revenue (Service Contract) TOB VRDO	0.130%	3/1/12	16,465	16,465
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/12	2,000	2,008
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.210%	3/7/12	8,800	8,800
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.210%	3/7/12	12,090	12,090
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.220%	3/7/12	10,330	10,330
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.220%	3/7/12	11,085	11,085
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.290%	3/7/12	5,000	5,000

New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.130%	3/1/12	1,900	1,900
New York State Mortgage Agency Revenue
(Homeowner Mortgage) VRDO	0.150%	3/1/12	4,400	4,400
New York State Mortgage Agency Revenue
(Homeowner Mortgage) VRDO	0.150%	3/1/12	2,000	2,000
New York State Mortgage Agency Revenue
(Homeowner Mortgage) VRDO	0.150%	3/7/12	8,500	8,500
New York State Power Authority Revenue CP	0.150%	4/4/12	2,500	2,500
New York State Power Authority Revenue CP	0.150%	4/13/12	5,500	5,500
New York State Power Authority Revenue CP	0.150%	5/3/12	10,000	10,000
New York State Power Authority Revenue PUT	0.190%	9/4/12	22,600	22,600
New York State Power Authority Revenue PUT	0.190%	9/4/12	17,660	17,660
New York State Thruway Authority BAN	2.000%	7/12/12	40,000	40,239
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	1.750%	4/1/12	1,000	1,001
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/12	2,180	2,186
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/12	1,555	1,561
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/12	2,175	2,184
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/12	1,310	1,315
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/12	1,000	1,004
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/12	1,000	1,004
New York State Thruway Authority Revenue
(Personal Income Tax)	5.125%	3/15/12 (Prere.)	4,285	4,293
New York State Urban Development Corp.
Revenue (Personal Income Tax)	3.000%	3/15/12	3,935	3,939
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.000%	12/15/12	2,395	2,465
1 New York State Urban Development Corp.
Revenue (Service Contract) TOB VRDO	0.170%	3/7/12	8,910	8,910
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.130%	3/7/12 LOC	12,200	12,200
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.130%	3/7/12 LOC	22,400	22,400
Northport - East Northport NY Union Free
School District TAN	1.500%	6/28/12	30,000	30,120
1 Nuveen New York Quality Income Municipal
Fund VRDP VRDO	0.280%	3/7/12 LOC	21,000	21,000
1 Nuveen New York Select Quality Municipal Fund
VRDP VRDO	0.280%	3/7/12 LOC	31,000	31,000
Onondaga County NY GO	4.000%	3/1/12	2,765	2,765
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.160%	3/7/12 LOC	8,395	8,395
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.160%	3/7/12 LOC	5,865	5,865
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.160%	3/7/12 LOC	6,435	6,435

Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.130%	3/7/12 LOC	16,525	16,525
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.220%	3/7/12	6,500	6,500
Port Washington NY Union Free School District
TAN	1.500%	6/21/12	20,000	20,073
Riverhead NY Industrial Development Agency
Civic Facility Revenue (Central Suffolk
Hospital Project) VRDO	0.160%	3/7/12 LOC	6,670	6,670
Riverhead NY Industrial Development Agency
Civic Facility Revenue (Central Suffolk
Hospital Project) VRDO	0.160%	3/7/12 LOC	7,705	7,705
Rockland County NY Industrial Development
Agency Civic Facility Revenue (Dominican
College Project) VRDO	0.140%	3/7/12 LOC	6,280	6,280
1 Suffolk County NY GO TOB VRDO	0.170%	3/7/12	3,265	3,265
1 Suffolk County NY GO TOB VRDO	0.220%	3/7/12	2,590	2,590
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony's
High School) VRDO	0.100%	3/7/12 LOC	19,175	19,175
Suffolk County NY Water Authority Revenue
VRDO	0.090%	3/7/12	45,400	45,400
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.130%	3/7/12 LOC	3,635	3,635
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/12 (Prere.)	15,470	15,674
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.150%	3/7/12	5,575	5,575
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.150%	3/7/12	8,790	8,790
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.150%	3/7/12 LOC	27,410	27,410
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.160%	3/7/12 LOC	17,500	17,500
Triborough Bridge & Tunnel Authority New York
Revenue PUT	4.000%	11/15/12	3,200	3,282
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.160%	3/7/12	2,660	2,660
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.170%	3/7/12	10,035	10,035
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.090%	3/1/12 LOC	2,900	2,900
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.090%	3/1/12 LOC	11,100	11,100
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.090%	3/7/12 LOC	9,485	9,485
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.100%	3/7/12 LOC	13,600	13,600
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.120%	3/7/12 LOC	18,200	18,200
Westchester County NY GO	5.000%	6/1/12	1,000	1,012

Yorktown NY Central School District BAN	1.500%	8/31/12	8,000	8,043
				2,769,682
Total Tax-Exempt Municipal Bonds (Cost $2,769,682)				2,769,682
Total Investments (100.1%) (Cost $2,769,682)				2,769,682
Other Assets and Liabilities-Net (-0.1%)				(3,413)
Net Assets (100%)				2,766,269

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $649,395,000, representing 23.5% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.

New York Tax-Exempt Money Market Fund

(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (97.4%)
Albany County NY GO	5.000%	10/1/12 (14)	800	823
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/27	5,000	5,345
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,898
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,890
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	4,958
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,700
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,853
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,691
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	4,054
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,000	9,628
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	9,724
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (14)	335	336
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (ETM)	1,275	1,280
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/20 (4)	3,510	3,885
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/21 (4)	5,000	5,534
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/22 (4)	4,500	4,960
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,348

1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.170%	3/7/12	4,090	4,090
Erie Tobacco Asset Securitization Corp.
Tobacco Settlement New York Revenue	5.000%	6/1/45	1,000	726
Hempstead NY GO	4.000%	1/15/13	1,500	1,552
Hempstead NY GO	3.000%	4/15/13	5,070	5,237
Hempstead NY GO	4.000%	8/15/13	1,000	1,057
Hempstead NY GO	5.000%	1/15/14	1,740	1,897
Hempstead NY GO	3.000%	4/15/14	5,155	5,462
Hempstead NY GO	5.000%	1/15/15	1,000	1,135
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/17	2,360	2,475
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/19	3,200	3,356
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,442
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	1,000	1,063
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	9,000	8,860
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	10,000	10,290
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	18,100	18,625
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	5,000	5,408
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	10,000	11,299
Liberty New York Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	28,875	31,912
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	25,000	28,705
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	15,000	17,911
Long Island NY Power Authority Electric System
Revenue	5.250%	12/1/20 (14)	7,500	8,548
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/23 (14)	4,760	5,249
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	13,889
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	9,697
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	2,000	2,399
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	5,000	5,380
Long Island NY Power Authority Electric System
Revenue VRDO	0.090%	3/1/12 LOC	3,700	3,700
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,270
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,582

Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,171
Nassau County NY GO	5.000%	10/1/20	9,025	10,772
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.170%	3/7/12	6,700	6,700
Nassau County NY Tobacco Settlement Corp.
Revenue	5.250%	6/1/26	1,500	1,412
Nassau County NY Tobacco Settlement Corp.
Revenue	5.000%	6/1/35	9,000	6,755
Nassau County NY Tobacco Settlement Corp.
Revenue	5.125%	6/1/46	8,105	5,252
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.280%	3/7/12 LOC	7,350	7,350
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.310%	3/7/12 LOC	4,220	4,220
New York City NY Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.210%	3/1/12	5,650	5,650
New York City NY Cultural Resources Revenue
(Juilliard School)	5.000%	1/1/34	4,000	4,444
New York City NY Cultural Resources Revenue
(Juilliard School)	5.000%	1/1/39	4,000	4,400
New York City NY Cultural Resources Revenue
(Juilliard School) PUT	2.750%	7/1/12	4,000	4,035
New York City NY Cultural Resources Revenue
(Juilliard School) PUT	2.100%	7/1/15	14,500	15,198
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.210%	3/1/12 LOC	2,250	2,250
New York City NY Cultural Resources Revenue
(Pierpont Morgan Library) VRDO	0.130%	3/7/12 LOC	7,765	7,765
New York City NY GO	5.750%	3/1/13 (Prere.)	3,000	3,166
New York City NY GO	5.000%	8/1/13	12,845	13,716
New York City NY GO	5.125%	8/1/13 (4)	40	40
New York City NY GO	5.500%	8/1/13 (Prere.)	315	338
New York City NY GO	5.750%	8/1/13	7,500	7,681
New York City NY GO	5.000%	8/1/14	2,330	2,588
New York City NY GO	5.000%	8/1/14	2,500	2,777
New York City NY GO	5.000%	8/1/14	2,800	3,111
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	8/1/16	16,925	19,993
New York City NY GO	5.000%	2/1/17	8,835	10,504
New York City NY GO	5.000%	3/1/17	10,000	11,920
New York City NY GO	5.000%	8/1/17	1,500	1,810
New York City NY GO	5.000%	8/1/17	3,000	3,621
New York City NY GO	5.000%	9/1/17	3,955	4,510
New York City NY GO	5.000%	8/1/18	1,500	1,831
New York City NY GO	5.000%	8/1/19	5,000	6,152
New York City NY GO	5.000%	8/1/19	3,000	3,691
New York City NY GO	5.000%	8/1/20	7,500	9,160
New York City NY GO	5.000%	8/1/20	8,380	10,341
New York City NY GO	5.000%	8/1/20	750	926
New York City NY GO	5.500%	8/1/20	2,185	2,331
New York City NY GO	5.000%	8/1/21	1,000	1,137
New York City NY GO	5.000%	8/1/21	2,000	2,409

New York City NY GO	5.250%	9/1/21	8,100	9,686
New York City NY GO	5.000%	8/1/22	10,000	11,480
New York City NY GO	5.000%	8/1/22	4,250	5,065
New York City NY GO	5.000%	8/1/22	4,000	4,803
New York City NY GO	5.250%	8/15/22	10,000	11,834
New York City NY GO	5.250%	9/1/22	17,000	20,135
New York City NY GO	5.000%	10/1/22	2,985	3,528
New York City NY GO	5.000%	11/1/23	4,525	5,009
New York City NY GO	5.000%	8/1/24	4,000	4,806
New York City NY GO	5.250%	8/15/24	15,000	17,536
New York City NY GO	5.000%	1/1/25	10,000	11,516
New York City NY GO	5.000%	8/1/25	5,500	6,159
New York City NY GO	5.000%	10/1/25	10,000	11,682
New York City NY GO	5.000%	1/1/26	1,360	1,566
New York City NY GO	5.000%	8/15/26	14,500	16,574
New York City NY GO	5.250%	8/15/26	5,100	5,908
New York City NY GO	5.000%	5/15/28	4,500	5,152
New York City NY GO	5.000%	8/1/28	7,000	8,041
New York City NY GO	5.000%	8/1/28	2,000	2,305
New York City NY GO	5.000%	8/1/28	1,915	2,238
New York City NY GO	6.250%	10/15/28	1,035	1,263
New York City NY GO	5.625%	4/1/29	3,000	3,565
New York City NY GO	5.000%	8/1/29	2,500	2,905
New York City NY GO	5.000%	8/1/30	2,185	2,522
New York City NY GO	5.450%	4/1/31	8,500	9,933
New York City NY GO	5.000%	8/1/31	3,000	3,447
New York City NY GO	5.000%	8/1/32	2,985	3,414
New York City NY GO	5.000%	8/1/35	3,500	3,933
New York City NY GO	5.375%	4/1/36	4,000	4,553
New York City NY GO	5.000%	5/15/36	4,250	4,696
New York City NY GO	5.000%	10/1/36	3,000	3,359
New York City NY GO VRDO	0.090%	3/1/12	3,550	3,550
New York City NY GO VRDO	0.090%	3/1/12	5,100	5,100
New York City NY GO VRDO	0.140%	3/1/12 LOC	1,900	1,900
New York City NY GO VRDO	0.140%	3/1/12 LOC	1,700	1,700
New York City NY GO VRDO	0.190%	3/1/12 LOC	2,075	2,075
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	2,500	2,782
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	2,500	2,924
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,777
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,376
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,632
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,445
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,654
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,750
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,731
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,684

New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,969
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	5.000%	1/1/31 (2)	3,140	3,003
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,505
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	3,537
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	1,378
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	14,300	14,653
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	8,000	9,454
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,244
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/12 (Prere.)	5,235	5,316
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,467
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	19,280	19,563
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	3,907
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,679
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	2,000	2,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	4,000	4,801
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,000	7,878
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,350
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,753
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	3,355	3,828
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,734
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,636
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	7,385	8,472
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	17,164
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	2,000	2,116

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,000	1,081
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	24,705	26,642
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	5,000	5,498
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	5,499
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	10,911
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,442
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,067
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,462
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	21,339
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,697
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	6,607
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	4,000	4,386
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	15,000	17,015
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,744
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	7,500	8,217
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.130%	3/1/12	4,800	4,800
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.130%	3/1/12	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.220%	3/7/12	13,000	13,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.220%	3/7/12	5,000	5,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.080%	3/1/12	3,000	3,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.100%	3/1/12	3,200	3,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.130%	3/1/12	1,900	1,900
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/23 (14)	6,100	6,775
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	12,000	13,268
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/25 (14)	13,475	14,880

New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	2,540	2,801
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,538
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	11,094
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,774
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,802
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,791
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	560
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,819
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	554
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,565
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,757
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,030
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,673
New York City NY Transitional Finance Authority
Building Aid Revenue	4.750%	1/15/38	2,050	2,168
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	6,875	7,552
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/12 (Prere.)	3,750	3,831
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	4,500	4,709
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	5	5
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	5,000	5,812
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	630	754
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	1,750	2,089
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	3,135	3,829
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	2,120	2,589
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	1,060	1,295
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	2,995	3,684
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	1,645	2,024
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	2,000	2,460
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	1,000	1,244

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	3,370	3,890
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	1,710	2,123
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	5,000	6,113
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	1,000	1,260
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,483
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	9,142
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,655
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,217
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	3,360	3,535
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,210
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,366
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,364
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,393
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,713
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,782
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,679
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,757
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,309
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,114
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	2,005	2,099
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,447
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,554
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,246
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	10,000	11,113
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.160%	3/7/12	3,600	3,600
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.090%	3/1/12	13,600	13,600
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.150%	3/1/12	3,000	3,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.140%	3/1/12	6,195	6,195

New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,194
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	2,000	2,202
New York GO	5.000%	2/15/39	9,500	10,503
New York Liberty Development Corp. Revenue	5.000%	11/15/31	5,000	5,530
New York Liberty Development Corp. Revenue	5.000%	12/15/41	6,750	7,395
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,573
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	7,454
New York Liberty Development Corp. Revenue	5.000%	11/15/44	9,000	9,584
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,514
New York Liberty Development Corp. Revenue	5.625%	7/15/47	3,000	3,165
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,000	10,852
New York Liberty Development Corp. Revenue	5.750%	11/15/51	17,000	19,315
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	7,490	9,333
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/23 (14)	8,600	9,641
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	5,125
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	6,090
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,700
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,761
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,821
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,147
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	6,219
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,140
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,294
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	7,000	7,468
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	5,000	5,457
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	8,800	9,407
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,112
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,027
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,176
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	2,000	2,143
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.500%	11/15/13 (4)	6,000	6,219
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,758
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,583

New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,559
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,652
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.170%	3/7/12	4,130	4,130
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	3,000	3,626
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/16 (14)	4,000	4,147
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (14)	5,000	5,180
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (2)	35,000	36,257
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/19 (14)	5,500	5,685
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/20 (14)	7,000	7,221
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,731
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,931
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	44,886
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.170%	3/7/12 (13)	19,005	19,005
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.170%	3/7/12 (13)	7,000	7,000
New York State Convention Center
Development Corp. Revenue (Hotel Unit)	5.000%	11/15/44 (2)	10,000	10,296
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	14,420	15,453
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/19 (14)	2,420	2,625
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/20 (14)	2,555	2,751
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/21 (14)	1,680	1,803
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/22 (14)	2,825	3,019
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/23 (14)	1,120	1,194
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,510	4,937
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/36 (4)	3,575	3,781
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/13	8,440	8,726
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	3,000	3,623
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/26	1,000	1,191

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	4,000	4,667
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	1,000	1,157
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,110
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	12,065
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20	3,410	4,182
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	14,525	18,367
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,280
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/13	3,475	3,698
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,400
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	5,100	5,408
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,689
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	18,025
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	3,000	3,410
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,507
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,612
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,405
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,447
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,797
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,644
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/35	13,000	13,735
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,107
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/41	3,000	3,296
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.500%	2/15/17	10,000	12,086
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (14)	6,575	7,198
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	500	559

New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,951
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,041
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,640
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	1,000	1,117
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,000	1,143
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,000	1,161
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,000	2,339
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,180
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,167
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,274
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,703
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,114
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,122
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,500	1,935
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	16,908
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	10,000	10,929
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,411
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,445
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,683
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,124
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,902
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,921

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,638
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	1,000	1,091
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,107
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,655
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	11,950	14,133
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	3,000	3,684
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	3,100	3,841
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,656
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	8,361
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,926
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,581
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,578
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	3,000	3,470
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,438
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,046
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,000	3,343
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,873
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,714
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	7,655
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,011
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,121
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.160%	3/7/12	11,950	11,950
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/16 (12)	750	872
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	684
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,129
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.000%	7/1/15	1,000	1,096

New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,176
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,772
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	4,320	5,171
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	2,000	2,404
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/32 (14)	9,000	9,629
New York State Dormitory Authority Revenue
(St. Joseph's Hospital)	5.250%	7/1/18 (14)	6,005	6,015
New York State Dormitory Authority Revenue
(St. Lawrence University)	5.000%	7/1/14	16,000	17,450
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/13	5,000	5,104
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.750%	5/15/17 (4)	3,750	4,630
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,510
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,933
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,333
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,838
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	3,000	3,350
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	3,000	3,433
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	8,950
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.090%	3/1/12 LOC	900	900
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.090%	3/1/12 LOC	4,085	4,085
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.250%	7/1/17 (4)	6,715	6,804
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.375%	7/1/25 (4)	7,000	7,026
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,660
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,637
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,899
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,707
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) ARS	0.671%	4/1/34 (14)	10,000	8,976
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,642

New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,642
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	5.000%	8/1/16 (14)	7,750	8,616
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,770
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	8/15/14	5,780	6,470
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	8/15/15	1,400	1,571
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.250%	6/15/16	3,095	3,140
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.250%	6/15/19	11,335	11,496
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	4,950	5,735
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	4,540	5,125
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	2,000	2,419
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,321
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.750%	6/15/32	12,240	13,132
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	6,000	6,497
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	5,000	5,414
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,677
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	4,500	5,005
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,155	2,306
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,391
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,303
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,010	3,633

New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,578
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,925
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.500%	1/2/13	5,000	5,084
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,160
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (ETM)	2,870	2,917
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (ETM)	5,585	5,677
New York State Housing Finance Agency
Housing Revenue (West 37th Street) VRDO	0.160%	3/7/12 LOC	7,700	7,700
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	16,396
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,398
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	3,800	4,692
1 New York State Local Government Assistance
Corp. Revenue TOB VRDO	0.220%	3/7/12	1,500	1,500
New York State Local Government Assistance
Corp. Revenue VRDO	0.110%	3/7/12	1,700	1,700
New York State Local Government Assistance
Corp. Revenue VRDO	0.110%	3/7/12	9,100	9,100
New York State Local Government Assistance
Corp. Revenue VRDO	0.130%	3/7/12	1,450	1,450
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	2,770	3,022
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	20,710	21,457
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,123
New York State Thruway Authority Revenue	5.000%	1/1/19 (14)	9,000	10,639
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,267
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,789
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,400	32,556
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,896
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	1,000	1,173
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	1,500	1,799
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	28,011
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,384
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,354
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	10,377
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,344
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,326

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,302
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	2,000	2,460
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/19	5,765	7,192
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	2,000	2,482
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	2,290	2,865
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	6,250	6,981
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	3,021
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,769
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,500	2,978
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,169
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/17	1,500	1,799
New York State Urban Development Corp.
Revenue	5.000%	1/1/14	13,000	14,110
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	10,000	11,539
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	2,095	2,501
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,431
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	5,000	6,151
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	4,635	5,779
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	8,240	10,239
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,766
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,505
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/17	4,000	4,729
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	7,530	8,986
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,615
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,445
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.130%	3/7/12 LOC	4,200	4,200
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.130%	3/7/12 LOC	2,600	2,600
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	2,770	2,918
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	11,469
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	12,313

Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	11,085
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	4,000	4,576
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,374
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,706
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,298
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	12,019
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	6,480	7,176
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	5,000	5,564
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.160%	3/7/12	2,800	2,800
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	7,639
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,479
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	7,810
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	10/1/16	3,510	4,053
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	10,000	11,060
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	535
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,063
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,063
Suffolk County NY Water Authority Revenue	5.250%	6/1/12 (ETM)	4,290	4,346
Suffolk County NY Water Authority Revenue	5.250%	6/1/17 (ETM)	1,695	1,789
Tobacco Settlement Asset Securitization Corp.
Inc. New York	4.750%	6/1/22	9,995	9,882
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.000%	6/1/26	1,500	1,385
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.000%	6/1/34	8,965	6,641
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.125%	6/1/42	11,660	8,341
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/14	3,000	3,288
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	3,200	3,622
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/16	3,000	3,492

Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	3,500	4,164
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/18	2,200	2,647
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.150%	3/7/12	1,700	1,700
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/18	185	191
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/19	28,235	29,199
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,858
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,436
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,412
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	5,000	6,060
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,996
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,993
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,732
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	13,310	14,493
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	25,000	27,850
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.090%	3/1/12 LOC	3,100	3,100
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.090%	3/1/12 LOC	3,000	3,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.120%	3/7/12 LOC	1,200	1,200
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,631
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	3,916
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,969
Westchester County NY GO	4.000%	6/1/14	9,375	10,165
Westchester County NY GO	5.000%	7/1/14	8,930	9,916
Westchester County NY GO	4.000%	6/1/15	9,760	10,885
Westchester County NY GO	5.000%	7/1/15	9,380	10,796
Westchester County NY GO	5.000%	7/1/16	9,850	11,741
Westchester County NY GO	5.000%	7/1/17	10,340	12,684
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,827
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,000	2,295
Yonkers NY GO	5.000%	10/1/20	1,000	1,114
				3,132,833
Puerto Rico (1.5%)
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/12 (Prere.)	6,500	6,680
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/16 (14)	16,345	16,695
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,310

Puerto Rico Municipal Finance Agency GO	5.250%	8/1/17 (4)	4,000	4,050
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,237
Puerto Rico Sales Tax Financing Corp. Revenue	6.000%	8/1/42	5,000	5,667
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	8,000	9,408
				50,047
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/23	2,000	2,075
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,179
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,264
				8,518
Total Tax-Exempt Municipal Bonds (Cost $2,956,642)				3,191,398
Total Investments (99.2%) (Cost $2,956,642)				3,191,398
Other Assets and Liabilities-Net (0.8%)				25,243
Net Assets (100%)				3,216,641

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $79,875,000, representing 2.5% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).

New York Long-Term Tax-Exempt Fund

(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued based on Level 2 inputs.

C. At February 29, 2012, the cost of investment securities for tax purposes was $2,959,014,000. Net unrealized appreciation of investment securities for tax purposes was $232,384,000, consisting of unrealized gains of $236,364,000 on securities that had risen in value since their purchase and $3,980,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

VANGUARD NEW YORK TAX- FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.